Basis of Presentation	12 Months Ended
Dec. 31, 2022
Accounting Policies [Abstract]
Basis of Presentation
1.	Basis of Presentation
The accompanying consolidated financial statements include the accounts of WW International, Inc. and all of its subsidiaries. The terms “Company” and “WW” as used throughout these notes are used to indicate WW International, Inc. and all of its operations consolidated for purposes of its financial statements. The Company’s “Digital” business refers to providing subscriptions to the Company’s digital product offerings, including Personal Coaching + Digital and Digital 360 (as applicable). The Company’s “Workshops + Digital” business refers to providing unlimited access to the Company’s workshops combined with the Company’s digital subscription product offerings to commitment plan subscribers, including former Digital 360 members as applicable. It also includes the provision of access to workshops for members who do not subscribe to commitment plans, including the Company’s
“pay-as-you-go”
members. In the second quarter of fiscal 2022, the Company ceased offering its Digital 360 product. More than a majority of associated members were transitioned from the Company’s Digital business to its Workshops + Digital business during the second quarter of fiscal 2022, with a de minimis number transitioning during the beginning of the third quarter of fiscal 2022. The cessation of this product offering and these transitions of former Digital 360 members at the then-current pricing for such product impacted the number of End of Period Subscribers in each business as well as the associated Paid Weeks and Revenues for each business.
The consolidated financial statements have been prepared in conformity with accounting principles generally accepted in the United States (“GAAP”) and include all of the Company’s majority-owned subsidiaries. All entities acquired, and any entity of which a majority interest was acquired, are included in the consolidated financial statements from the date of acquisition. In the fourth quarter of fiscal 2020, the remaining 20% interest in Vigilantes do Peso Marketing Ltda. was transferred to the Company in a cashless exchange, resulting in the reclassification of the redeemable noncontrolling interest to equity. All intercompany accounts and transactions have been eliminated in consolidation.
In fiscal 2022, the Company identified and recorded
out-of-period
adjustments related to income tax errors resulting primarily from the reversal of (i) a basis difference related to goodwill and other intangibles and (ii) a U.S. federal income tax receivable that should have been adjusted in prior fiscal years. The impact of correcting these errors, which were immaterial to prior period financial statements and corrected in the second quarter of fiscal 2022, resulted in an income tax benefit of $2,150 and decreased net loss attributable to the Company by $2,150.
In fiscal 2020, the Company identified and recorded
out-of-period
adjustments related to income tax errors resulting from income tax receivables that should have been adjusted in prior fiscal years. The impact of correcting these errors, which were immaterial to prior period financial statements and corrected in the fourth quarter of fiscal 2020, increased the provision for income taxes by $2,278 and decreased net income attributable to the Company by $2,278.